Prepayments and Other Receivables - Schedule of Movements of Loss Allowances Measured at 12-month and Lifetime Expected Credit Losses for Financial Assets Included in Other Receivables (Detail)
¥ in Millions
12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	¥ 10,550
Ending balance	6,679
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	198
Accrual	49
Reversal	(1)
Ending balance	246
Cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,541
Accrual	441
Reversal	(5)
Ending balance	2,977
12-month expected credit losses [member] | Accumulated depreciation, amortisation and impairment [member] | Stage One [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4
Transferred - to stage 2	(1)
Accrual	13
Ending balance	16
12-month expected credit losses [member] | Cost [member] | Stage One [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,394
Transferred - to stage 2	(399)
Accrual	303
Ending balance	2,298
Lifetime expected credit losses [member] | Accumulated depreciation, amortisation and impairment [member] | Stage three [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	122
Ending balance	122
Lifetime expected credit losses [member] | Accumulated depreciation, amortisation and impairment [member] | Expected credit losses collectively assessed [member] | Stage Two [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	72
Transferred - to stage 2	1
Accrual	36
Reversal	(1)
Ending balance	108
Lifetime expected credit losses [member] | Cost [member] | Stage three [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	122
Ending balance	122
Lifetime expected credit losses [member] | Cost [member] | Expected credit losses individually assessed [member] | Stage Two [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transferred - to stage 2	298
Ending balance	298
Lifetime expected credit losses [member] | Cost [member] | Expected credit losses collectively assessed [member] | Stage Two [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	25
Transferred - to stage 2	101
Accrual	138
Reversal	(5)
Ending balance	¥ 259